J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

Statement of Additional Information dated March 1, 2019, as supplemented

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Statements of Additional Information dated March 11, 2019, as supplemented

(the “Funds”)

(each a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated January 17, 2020

to the Statements of Additional Information as dated above

Effective January 21, 2020 (the “Effective Date”), the transaction fees for the Funds will be updated. On the Effective Date, the applicable transaction fee for each impacted Fund as described in the table under the “Purchase and Redemption of Creation Units — Creation and Redemption Transaction Fees” section of each Statement of Additional Information Part I will be deleted and replaced with the following:

Fund	Fee
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$600
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	$4,250
JPMorgan BetaBuilders Europe ETF	$10,000
JPMorgan BetaBuilders U.S. Equity ETF	$1,700
JPMorgan Diversified Return Emerging Markets Equity ETF	$19,700
JPMorgan Diversified Return Europe Equity ETF	$6,500
JPMorgan Diversified Return Global Equity ETF	$8,500
JPMorgan Diversified Return U.S. Equity ETF	$1,300
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$1,300
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$2,200
JPMorgan U.S. Dividend ETF	$800
JPMorgan U.S. Minimum Volatility ETF	$800
JPMorgan U.S. Momentum Factor ETF	$900

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-ETF-SAII-120